Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Common shares	Paid-in Capital	Treasury Stock	Retained Earnings	Special Reserve for Class B Common Shares	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests		Redeemable Noncontrolling Interest	Common shares B
Balance at Dec. 31, 2009	$ 6,810	$ 595	$ 6,188	$ (8)	$ 210		$ (267)	$ 92
Adjustment to adopt new accounting guidance regarding consolidation of variable interest entities	(37)				(4)		(33)
Transfer redeemable noncontrolling interest out of permanent equity	(2)							(2)		2
Consolidation of formerly unconsolidated subsidiary			(4)					4
Net income	438				452			(17)	[1]	3
Net income, total	435
Other comprehensive income, net of tax	156						158	(2)
Stock compensation	35		35
Issuance of common shares	20	4	16
Dividend paid										(1)
Return of capital to parent company	(37)		(37)
Balance at Dec. 31, 2010	7,380	599	6,198	(8)	658		(142)	75		4
Consolidation of formerly unconsolidated subsidiary	10							10
Net income	924				939			(17)	[1]	2
Net income, total	922
Other comprehensive income, net of tax	(493)						(491)	(2)
Stock compensation	62		62
Issuance of common shares	31	4	27
Sale of unconsolidated subsidiary	11		11
Tax benefit for stock compensation and other	3		3
Dividend paid										(1)
Decrease in noncontrolling interest due to change in ownership	(2)		(2)				3	(3)
Balance at Dec. 31, 2011	7,924	603	6,299	(8)	1,597		(630)	63		5
Net income	1,133				1,142			(13)	[1]	4
Net income, total	1,129
Conversion of common shares into common shares B		(533)									533
Appropriation of retained earnings					(2,119)	2,119
Other comprehensive income, net of tax	(255)						(254)	(1)
Stock compensation	59		59
Issuance of common shares	68	7	61
Tax benefit for stock compensation and other	1		1
Dividend paid	(305)				(305)					(2)
Increase in noncontrolling interest due to change in ownership	(13)							(13)
Balance at Dec. 31, 2012	$ 8,634	$ 77	$ 6,420	$ (8)	$ 315	$ 2,119	$ (884)	$ 62		$ 7	$ 533

[1]	Net income attributable to nonredeemable noncontrolling interests excludes $2 million in 2011 and $3 million in 2010 related to the redeemable noncontrolling interest which is reported separately in the consolidated balance sheets.